41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	R$ 76,672	R$ 80,815
Companhia Paranaense de Energia - Copel
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	519,100	459,464
Companhia Paranaense de Energia - Copel | Sanepar
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	10,087
Companhia Paranaense de Energia - Copel | Other investments
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	875	804
Companhia Paranaense de Energia - Copel | Voltália
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	1,032	1,032
Companhia Paranaense de Energia - Copel | Copel Geração e Transmissão
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	368,950	297,500
Companhia Paranaense de Energia - Copel | Copel Distribuição
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	89,486	98,967
Companhia Paranaense de Energia - Copel | Copel Telecomunicações
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	29,260	15,405
Companhia Paranaense de Energia - Copel | Copel Comercialização
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	3,717
Companhia Paranaense de Energia - Copel | Compagas
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	9,996	7,942
Companhia Paranaense de Energia - Copel | Elejor
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	13,358	16,838
Companhia Paranaense de Energia - Copel | UEG Araucária
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	6,143	6,143
Companhia Paranaense de Energia - Copel | Nova Asa Branca I
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	114
Companhia Paranaense de Energia - Copel | Nova Asa Branca II
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	157
Companhia Paranaense de Energia - Copel | Nova Asa Branca III
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	75
Companhia Paranaense de Energia - Copel | Nova Eurus IV
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	48
Companhia Paranaense de Energia - Copel | Santa Maria
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	186
Companhia Paranaense de Energia - Copel | Santa Helena
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	0	214
Companhia Paranaense de Energia - Copel | Ventos de Santo Uriel
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	R$ 0	R$ 235